INVESTMENT SECURITIES (Schedule of Amortized Cost and Fair Values of Investments) (Details) - USD ($) $ in Thousands		Jun. 30, 2021		Jun. 30, 2020
AVAILABLE FOR SALE
Amortized Cost		$ 150,886		$ 148,271
Gross Unrealized Gains		725		205
Gross Unrealized Losses		(34)		(837)
Fair Value		151,577		147,639
HELD TO MATURITY
Amortized Cost		15,489		3,495
Gross Unrealized Gains		103		127
Gross Unrealized Losses
Total		15,592		3,622
Corporate Debt Securities [Member]
AVAILABLE FOR SALE
Amortized Cost		109,501	[1]	115,710
Gross Unrealized Gains		546	[1]	163
Gross Unrealized Losses		(7)	[1]	(774)
Fair Value		110,040	[1]	115,099
Foreign Debt Securities [Member]
AVAILABLE FOR SALE
Amortized Cost	[1]	37,440		32,561
Gross Unrealized Gains	[1]	179		42
Gross Unrealized Losses	[1]	(21)		(63)
Fair Value	[1]	37,598		32,540
Obligations of States and Political Subdivisions [Member]
AVAILABLE FOR SALE
Amortized Cost		730
Gross Unrealized Gains
Gross Unrealized Losses		(5)
Fair Value		725
HELD TO MATURITY
Amortized Cost		2,745		3,495
Gross Unrealized Gains		98		127
Gross Unrealized Losses
Total		2,843		$ 3,622
U.S. government agency securities [Member]
AVAILABLE FOR SALE
Amortized Cost		3,215
Gross Unrealized Gains
Gross Unrealized Losses		(1)
Fair Value		3,214
HELD TO MATURITY
Amortized Cost		12,744
Gross Unrealized Gains		5
Gross Unrealized Losses
Total		$ 12,749

[1]	U.S. dollar-denominated investment-grade corporate bonds of large foreign corporate issuers.